BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET COMPONENTS
6. BALANCE SHEET COMPONENTS
Property and Equipment—
Property and equipment consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Computer and other equipment	$191	$191
Capitalized software	89	89
Furniture and fixtures	76	151
Leasehold improvements	147	338

Total property and equipment	503	769
Less: accumulated depreciation	(480)	(654)

Total property and equipment—net	$23	$115

Depreciation expense totaled $0.1 million for both years ended December 31, 2025 and 2024.

Prepaid Expenses and Other Assets—
Prepaid expenses and other assets consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$3,372	$697
Insurance	409	424
Other prepaids	219	214
Other current assets	2,517	995

	$6,517	$2,330

Accrued Expenses—
Accrued expenses consisted of the following as of December 31, 2025 and 2024:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Research and development	$394	$1,197
Compensation and related expenses	2,334	3,095
Professional fees	1,039	510
Other	24	160

	$3,791	$4,962